FINANCIAL RISK MANAGEMENT (Assumed financial exposure to credit risk) (Details) - Credit risk $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of credit risk exposure [line items]
Trade and other receivables	$ 1,828
United States of America, Dollars
Disclosure of credit risk exposure [line items]
Trade and other receivables	1,059
Euro Member Countries, Euro
Disclosure of credit risk exposure [line items]
Trade and other receivables	60
Argentina, Pesos
Disclosure of credit risk exposure [line items]
Trade and other receivables	8
Mexico, Pesos
Disclosure of credit risk exposure [line items]
Trade and other receivables	171
Brazil, Brazil Real
Disclosure of credit risk exposure [line items]
Trade and other receivables	444
Colombia, Pesos
Disclosure of credit risk exposure [line items]
Trade and other receivables	83
Other currencies
Disclosure of credit risk exposure [line items]
Trade and other receivables	$ 1